Note 8 - Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-lived, intangible assets, gross	€ 2,577	€ 2,118
Finite-lived, intangible assets, accumulated amortization	(1,730)	(1,591)
Total	847	527
Licensing Agreements [Member]
Finite-lived, intangible assets, gross	1,431	993
Finite-lived, intangible assets, accumulated amortization	(587)	(477)
Trademarks and Trade Names [Member]
Finite-lived, intangible assets, gross	414	393
Finite-lived, intangible assets, accumulated amortization	(411)	(383)
Patents [Member]
Finite-lived, intangible assets, gross	412	412
Finite-lived, intangible assets, accumulated amortization	(412)	(411)
Organization Costs [Member]
Finite-lived, intangible assets, gross	320	320
Finite-lived, intangible assets, accumulated amortization	€ (320)	€ (320)